Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2021
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)	As at
September 30 2021
Assets
Receivables from brokerage clients, net	$107,118
Available for sale securities	466,536

Other assets	178,247
Total assets	$751,901
Liabilities
Bank deposits	$489,192
Payable to brokerage clients	139,913

Other liabilities	51,706

Total liabilities	680,811

Stockholders’ equity	71,090
Total liabilities and stockholders’ equity	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the year ended
September 30, 2021
Net Revenues
Net interest revenue	$9,726
Asset management and administration fees	5,246

Trading revenue and other	7,759

Total net revenues	22,731
Expenses Excluding Interest
Compensation and benefits	6,894

Other	6,788

Total expenses excluding interest	13,682
Income before taxes on income	9,049

Taxes on income	2,216
Net income	6,833

Preferred stock dividends and other	566

Net Income available to common stockholders	6,267
Other comprehensive income (loss)	(5,676)
Total comprehensive income	$591
Earnings per common shares outstanding – basic (Canadian dollars)	$3.34

Earnings per common shares outstanding – diluted (Canadian dollars)	3.32

TD Ameritrade Holding Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheet 1
(millions of Canadian dollars)	As at
September 30 2020
Assets
Receivables from brokers, dealers, and clearing organizations	$2,070
Receivables from clients, net	36,938

Other assets, net	36,223
Total assets	$75,231
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,307
Payable to clients	50,382

Other liabilities	7,174

Total liabilities	61,863

Stockholders’ equity	13,368
Total liabilities and stockholders’ equity	$75,231

1	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2020	2019
Revenues
Net interest revenue	$1,873	$2,036

Fee-based and other revenue	6,202	5,947

Total revenues	8,075	7,983
Operating expenses
Employee compensation and benefits	1,905	1,756

Other	2,388	2,245

Total operating expenses	4,293	4,001

Other expense (income)	143	94
Pre-tax income	3,639	3,888

Provision for income taxes	910	957
Net income 1	$2,729	$2,931
Earnings per share – basic (Canadian dollars)	$5.04	$5.27

Earnings per share – diluted (Canadian dollars)	5.02	5.26

1
The Bank’s share of TD Ameritrade’s earnings is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.